Component of Income Tax Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current
Bermuda	$ 0	$ 0	$ 0
Foreign	2,087	594	446
Current Income Tax Expense (Benefit), Total	2,087	594	446
Deferred
Bermuda	0	0	0
Foreign	5,452	1,179	(819)
Deferred Income Tax Expense (Benefit), Total	5,452	1,179	(819)
Income tax (expense) benefit	$ 7,539	$ 1,773	$ (374)